Segment Reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Net revenues
Others	¥ 182,422		$ 28,038	¥ 257,638		¥ 294,200
Total net revenues	11,594,792		1,782,088	8,204,050		5,897,249
Cost of revenues	(7,026,402)	[1]	(1,079,938)	(5,103,430)	[2]	(3,579,744)	[3]
Gross profit (loss)	4,568,390		702,150	3,100,620		2,317,505
Operating expenses
Research and development expenses	(781,886)	[1]	(120,174)	(675,230)	[2]	(548,799)	[3]
Sales and marketing expenses	(691,281)	[1]	(106,248)	(387,268)	[2]	(312,870)	[3]
General and administrative expenses	(544,641)	[1]	(83,710)	(482,437)	[2]	(358,474)	[3]
Goodwill impairment	(2,527)	[1],[4]	(388)	(17,665)	[2],[4]	(310,124)	[3]
Fair value change of contingent consideration	0		0	0	[2]	292,471	[3]
Total operating expenses	(2,020,335)	[1]	(310,520)	(1,562,600)	[2]	(1,237,796)	[3]
Gain on deconsolidation and disposal of subsidiaries	37,989		5,839	103,960		0
Other income	113,187		17,397	129,504		82,300
Operating income (loss)	2,699,231		414,866	1,771,484		1,162,009
Share-based compensation	257,661		39,602	157,286		185,372
Interest expense	(32,122)		(4,937)	(81,085)		(97,125)
Interest income	180,384		27,725	67,193		137,892
Gain on partial disposal of investments	45,861		7,049	25,061		0
Foreign currency exchange losses, net	(2,176)		(334)	1,158		(38,099)
Other non-operating expenses	0		0	0		(2,165)
Income (loss) before income tax expenses	2,891,178		444,369	1,783,811		1,162,512
Income tax (expenses) benefits	(415,811)		(63,909)	(280,514)		(178,327)
Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,475,367		380,460	1,503,297		984,185
Share of income (loss) in equity method investments, net of income taxes	33,024		5,076	8,279		14,120
Net income (loss)	2,508,391		385,536	1,511,576		998,305
Cost of revenues [Member]
Operating expenses
Share-based compensation	42,759		6,572	15,894		23,963
Research and development expenses [Member]
Operating expenses
Share-based compensation	122,348		18,805	78,816		70,951
Sales and marketing expenses [Member]
Operating expenses
Share-based compensation	4,417		679	3,107		3,283
General and administrative expenses [Member]
Operating expenses
Share-based compensation	88,137		13,546	59,469		87,175
Live streaming [Member]
Net revenues
Total net revenues	10,670,954		1,640,096	7,027,227		4,539,857
Online games [Member]
Net revenues
Total net revenues	543,855		83,589	634,325		771,882
Membership [Member]
Net revenues
Total net revenues	197,561		$ 30,365	284,860		291,310
Huya [Member]
Net revenues
Others	74,528			4,926
Total net revenues	2,184,816			796,904		356,324
Cost of revenues	(1,929,864)	[1]		(1,094,644)	[2]	(668,493)	[3]
Gross profit (loss)	254,952			(297,740)		(312,169)
Operating expenses
Research and development expenses	(170,160)	[1]		(188,334)	[2]	(152,351)	[3]
Sales and marketing expenses	(87,292)	[1]		(68,746)	[2]	(48,303)	[3]
General and administrative expenses	(101,995)	[1]		(71,325)	[2]	(33,318)	[3]
Goodwill impairment		[1]			[2]		[3]
Fair value change of contingent consideration					[2]		[3]
Total operating expenses	(359,447)	[1]		(328,405)	[2]	(233,972)	[3]
Gain on deconsolidation and disposal of subsidiaries
Other income	9,629
Operating income (loss)	(94,866)			(626,145)		(546,141)
Interest expense
Interest income	14,049			518
Gain on partial disposal of investments
Foreign currency exchange losses, net
Other non-operating expenses
Income (loss) before income tax expenses	(80,817)			(625,627)		(546,141)
Income tax (expenses) benefits	0
Income (loss) before share of income (loss) in equity method investments, net of income taxes	(80,817)			(625,627)		(546,141)
Share of income (loss) in equity method investments, net of income taxes	(151)
Net income (loss)	(80,968)			(625,627)		(546,141)
Huya [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation	2,877			5,677		2,642
Huya [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation	9,174			19,538		11,759
Huya [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation	791			326		655
Huya [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation	27,266			26,557		5,425
Huya [Member] | Live streaming [Member]
Net revenues
Total net revenues	2,069,536			791,978		356,324
Huya [Member] | Online games [Member]
Net revenues
Total net revenues	32,680
Huya [Member] | Membership [Member]
Net revenues
Total net revenues	8,072
100 Education [Member]
Net revenues
Total net revenues				160,727		123,774
Cost of revenues				(107,972)	[2]	(126,614)	[3]
Gross profit (loss)				52,755		(2,840)
Operating expenses
Research and development expenses				(30,521)	[2]	(36,850)	[3]
Sales and marketing expenses				(59,482)	[2]	(35,272)	[3]
General and administrative expenses				(35,154)	[2]	(92,070)	[3]
Goodwill impairment	0	[4]		(13,804)	[2],[4]	(182,089)	[3]
Fair value change of contingent consideration					[2]	185,165	[3]
Total operating expenses				(138,961)	[2]	(161,116)	[3]
Gain on deconsolidation and disposal of subsidiaries
Other income
Operating income (loss)				(86,206)		(163,956)
Interest expense
Interest income				44		133
Gain on partial disposal of investments
Foreign currency exchange losses, net
Other non-operating expenses
Income (loss) before income tax expenses				(86,162)		(163,823)
Income tax (expenses) benefits				14,015		14,737
Income (loss) before share of income (loss) in equity method investments, net of income taxes				(72,147)		(149,086)
Share of income (loss) in equity method investments, net of income taxes				(111)
Net income (loss)				(72,258)		(149,086)
100 Education [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation				324		389
100 Education [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation				6,193		6,797
100 Education [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation
100 Education [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation				13,389		32,613
100 Education [Member] | Live streaming [Member]
Net revenues
Total net revenues
100 Education [Member] | Online games [Member]
Net revenues
Total net revenues
100 Education [Member] | Membership [Member]
Net revenues
Total net revenues
100 Education [Member] | Others
Net revenues
Others				160,727		123,774
YY Live [Member]
Net revenues
Others	107,894			91,985		170,426
Total net revenues	9,409,976			7,246,419		5,417,151
Cost of revenues	(5,096,538)	[1]		(3,900,814)	[2]	(2,784,637)	[3]
Gross profit (loss)	4,313,438			3,345,605		2,632,514
Operating expenses
Research and development expenses	(611,726)	[1]		(456,375)	[2]	(359,598)	[3]
Sales and marketing expenses	(603,989)	[1]		(259,040)	[2]	(229,295)	[3]
General and administrative expenses	(442,646)	[1]		(375,958)	[2]	(233,086)	[3]
Goodwill impairment	(2,527)	[1],[4]		(3,861)	[2],[4]	(128,035)	[3]
Fair value change of contingent consideration					[2]	107,306	[3]
Total operating expenses	(1,660,888)	[1]		(1,095,234)	[2]	(842,708)	[3]
Gain on deconsolidation and disposal of subsidiaries	37,989			103,960
Other income	103,558			129,504		82,300
Operating income (loss)	2,794,097			2,483,835		1,872,106
Interest expense	(32,122)			(81,085)		(97,125)
Interest income	166,335			66,631		137,759
Gain on partial disposal of investments	45,861			25,061
Foreign currency exchange losses, net	(2,176)			1,158		(38,099)
Other non-operating expenses						(2,165)
Income (loss) before income tax expenses	2,971,995			2,495,600		1,872,476
Income tax (expenses) benefits	(415,811)			(294,529)		(193,064)
Income (loss) before share of income (loss) in equity method investments, net of income taxes	2,556,184			2,201,071		1,679,412
Share of income (loss) in equity method investments, net of income taxes	33,175			8,390		14,120
Net income (loss)	2,589,359			2,209,461		1,693,532
YY Live [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation	39,882			9,893		20,932
YY Live [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation	113,174			53,085		52,395
YY Live [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation	3,626			2,781		2,628
YY Live [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation	60,871			19,523		49,137
YY Live [Member] | Live streaming [Member]
Net revenues
Total net revenues	8,601,418			6,235,249		4,183,533
YY Live [Member] | Online games [Member]
Net revenues
Total net revenues	511,175			634,325		771,882
YY Live [Member] | Membership [Member]
Net revenues
Total net revenues	¥ 189,489			¥ 284,860		¥ 291,310

[1]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting Total RMB RMB RMB Cost of revenues 39,882 2,877 42,759 Research and development expenses 113,174 9,174 122,348 Sales and marketing expenses 3,626 791 4,417 General and administrative expenses 60,871 27,266 88,137 Share based compensation expenses 217,553 40,108 257,661
[2]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469 Share based compensation expenses 85,282 52,098 19,906 157,286
[3]	Share based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 20,932 2,642 389 23,963 Research and development expenses 52,395 11,759 6,797 70,951 Sales and marketing expenses 2,628 655 - 3,283 General and administrative expenses 49,137 5,425 32,613 87,175 Share based compensation expenses 125,092 20,481 39,799 185,372
[4]	The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.In December 2016, the Group has identified impairment indicator for 100-Online Education Technology (Beijing) Co., Ltd.(“100-Online”) as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100-Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively.In December 2017, the Group has identified impairment indicator for Guangzhou Zhuque Information Technology Co., Ltd. (“Zhuque”). Based on the results of the impairment assessment, an impairment charge of RMB2,527 for Zhuque was recognized.The above goodwill impairment assessments on 100-Online, Bilin Online and Zhuque adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.